Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2015				16,501,500
Balance at Dec. 31, 2015				$ 16	$ 194,651	$ (131,251)	$ (11)	$ 63,405
us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised				97,521
Exercise of common stock options				$ 1	196			197
Issuance of common stock upon ESPP purchase (in shares)				4,538
Issuance of common stock upon ESPP purchase					11			11
Stock-based compensation expense					3,343			3,343
Unrealized gain on available-for-sale investments							11	11
Net loss						(28,526)		(28,526)
Balance (in shares) at Dec. 31, 2016				16,603,559
Balance at Dec. 31, 2016				$ 17	198,201	(159,777)		38,441
us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised				74,001
Exercise of common stock options					108			108
Issuance of common stock upon ESPP purchase (in shares)				100,358
Issuance of common stock upon ESPP purchase					130			130
Stock-based compensation expense					3,227			3,227
Unrealized gain on available-for-sale investments								(20)
Net loss						(29,964)		(29,964)
Issuance of common stock, net of issuance costs (in shares)	22,000			896,811
Issuance of common stock, net of issuance costs	$ 14,776	$ 6,747	$ 21,523	$ 1	1,287			1,288
Accretion of Series A Convertible Preferred Stock	$ 6,747				(6,747)
Other comprehensive gain/(loss)							(14)	(14)
Balance (in shares) at Dec. 31, 2017	22,000			17,674,729
Balance at Dec. 31, 2017	$ 21,523			$ 18	202,953	(189,741)	(14)	34,739
Issuance of common stock upon ESPP purchase
Stock-based compensation expense					821			821
Net loss						(6,081)		(6,081)
Other comprehensive gain/(loss)							10	10
Balance (in shares) at Mar. 31, 2018	22,000			17,674,729
Balance at Mar. 31, 2018	$ 21,523			$ 18	203,774	(195,822)	(4)	29,489
Balance (in shares) at Dec. 31, 2017	22,000			17,674,729
Balance at Dec. 31, 2017	$ 21,523			$ 18	202,953	(189,741)	(14)	34,739
Unrealized gain on available-for-sale investments								19
Net loss								(15,470)
Balance (in shares) at Sep. 30, 2018	22,000			19,221,292
Balance at Sep. 30, 2018	$ 21,523			$ 19	208,536	(205,211)	4	24,871
Balance (in shares) at Dec. 31, 2017	22,000			17,674,729
Balance at Dec. 31, 2017	$ 21,523			$ 18	202,953	(189,741)	(14)	34,739
Issuance of common stock upon ESPP purchase (in shares)				74,343
Issuance of common stock upon ESPP purchase					132			132
Stock-based compensation expense					3,429			3,429
Unrealized gain on available-for-sale investments								20
Net loss						(20,729)		(20,729)
Issuance of common stock, net of issuance costs (in shares)				1,494,579
Issuance of common stock, net of issuance costs				$ 1	2,852			2,853
Other comprehensive gain/(loss)							19	19
Balance (in shares) at Dec. 31, 2018	22,000			19,243,651
Balance at Dec. 31, 2018	$ 21,523			$ 19	209,366	(210,470)	5	20,443
Balance (in shares) at Mar. 31, 2018	22,000			17,674,729
Balance at Mar. 31, 2018	$ 21,523			$ 18	203,774	(195,822)	(4)	29,489
Issuance of common stock upon ESPP purchase (in shares)				51,984
Issuance of common stock upon ESPP purchase					84			84
Stock-based compensation expense					922			922
Net loss						(4,879)		(4,879)
Other comprehensive gain/(loss)							5	5
Balance (in shares) at Jun. 30, 2018	22,000			17,726,713
Balance at Jun. 30, 2018	$ 21,523			$ 18	204,780	(200,701)	1	25,621
Issuance of common stock upon ESPP purchase (in shares)
Issuance of common stock upon ESPP purchase
Stock-based compensation expense					904			904
Unrealized gain on available-for-sale investments								3
Net loss						(4,510)		(4,510)
Issuance of common stock, net of issuance costs (in shares)				1,494,579
Issuance of common stock, net of issuance costs				$ 1	2,852			2,853
Other comprehensive gain/(loss)							3	3
Balance (in shares) at Sep. 30, 2018	22,000			19,221,292
Balance at Sep. 30, 2018	$ 21,523			$ 19	208,536	(205,211)	4	24,871
Balance (in shares) at Dec. 31, 2018	22,000			19,243,651
Balance at Dec. 31, 2018	$ 21,523			$ 19	209,366	(210,470)	5	20,443
Stock-based compensation expense					780			780
Net loss						(6,531)		(6,531)
Other comprehensive gain/(loss)							(2)	(2)
Balance (in shares) at Mar. 31, 2019	21,660			19,585,394
Balance at Mar. 31, 2019	$ 21,183			$ 19	210,486	(217,001)	3	14,690
Balance (in shares) at Dec. 31, 2018	22,000			19,243,651
Balance at Dec. 31, 2018	$ 21,523			$ 19	209,366	(210,470)	5	$ 20,443
us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised
Unrealized gain on available-for-sale investments
Net loss								(13,382)
Balance (in shares) at Sep. 30, 2019	21,660			19,585,394
Balance at Sep. 30, 2019	$ 21,183			$ 19	210,683	(223,852)	2	8,035
Balance (in shares) at Mar. 31, 2019	21,660			19,585,394
Balance at Mar. 31, 2019	$ 21,183			$ 19	210,486	(217,001)	3	14,690
Stock-based compensation expense					101			101
Net loss						(5,315)		(5,315)
Other comprehensive gain/(loss)							1	1
Balance (in shares) at Jun. 30, 2019	21,660			19,585,394
Balance at Jun. 30, 2019	$ 21,183			$ 19	210,587	(222,316)	4	9,477
Stock-based compensation expense					96			96
Unrealized gain on available-for-sale investments
Net loss						(1,536)		(1,536)
Other comprehensive gain/(loss)							(2)	(2)
Balance (in shares) at Sep. 30, 2019	21,660			19,585,394
Balance at Sep. 30, 2019	$ 21,183			$ 19	$ 210,683	$ (223,852)	$ 2	$ 8,035